Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	$ 1,000,000	$ 1,000,000
Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	95,000,000	56,000,000
Financial Support Waived Fees [Member]
Variable Interest Entity [Line Items]
Financial or other support to money market funds	25,000,000	23,000,000	$ 45,000,000
Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	27,000,000	30,000,000
Maximum exposure to loss	52,000,000	51,000,000
Community Development and Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense	689,000,000	711,000,000	698,000,000
Expense related to investments	604,000,000	741,000,000	672,000,000
Investment tax credits	639,000,000	1,500,000,000	1,400,000,000
Expenses related to investments recognized in tax expense	275,000,000	317,000,000	$ 251,000,000
Investment carrying amount	5,823,000,000	5,660,000,000
Maximum exposure to loss	12,360,000,000	12,120,000,000
Assets related to consolidated VIEs	3,900,000,000	3,500,000,000
Liabilities related to consolidated VIEs	2,700,000,000	2,500,000,000
Conduit [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	14,000,000	18,000,000
Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	2,400,000,000	2,500,000,000
Liabilities related to consolidated VIEs	$ 2,300,000,000	$ 2,300,000,000